Quarterly Holdings Report
for

Fidelity® Emerging Asia Fund

July 31, 2020

SEA-QTLY-0920
1.804844.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 0.0%
Blue Sky Alternative Investments Ltd. (a)(b)	1,118,552	$8
Bermuda - 1.1%
China Youzan Ltd. (a)	30,744,000	6,743,584
Haier Electronics Group Co. Ltd.	1,900,000	8,323,038

TOTAL BERMUDA		15,066,622

Cayman Islands - 35.3%
Agora, Inc. ADR (a)(c)	3,400	148,036
Akeso, Inc. (a)	2,213,000	8,354,822
Alibaba Group Holding Ltd.	1,216,100	38,156,427
Alibaba Group Holding Ltd. sponsored ADR (a)	141,500	35,519,330
Archosaur Games, Inc. (a)(d)	8,774,000	28,188,922
Bilibili, Inc. ADR (a)(c)	855,600	37,287,048
China Literature Ltd. (a)(d)	823,200	5,411,667
CStone Pharmaceuticals Co. Ltd. (a)(d)	4,457,500	5,981,446
Frontage Holdings Corp. (a)(c)(d)	9,728,000	5,146,227
GDS Holdings Ltd. ADR (a)	64,200	5,154,618
GSX Techedu, Inc. ADR (a)(c)	117,000	10,427,040
Hansoh Pharmaceutical Group Co. Ltd. (a)(d)	446,000	1,927,796
Hua Medicine (a)(d)	1,612,820	1,456,684
Huazhu Group Ltd. ADR	92,700	3,182,391
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)(c)	1,885,000	13,685,100
Innovent Biologics, Inc. (a)(d)	1,198,500	7,345,361
iQIYI, Inc. ADR (a)(c)	175,300	3,698,830
Kangji Medical Holdings Ltd.	1,646,500	6,075,881
Kangji Medical Holdings Ltd. (a)	504,000	1,673,866
Li Ning Co. Ltd.	2,640,200	8,499,412
Meituan Dianping Class B (a)	77,516	1,919,322
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	60,800	8,524,160
Phoenix Tree Holdings Ltd. ADR	162,800	1,365,892
Pinduoduo, Inc. ADR (a)	355,500	32,634,900
Sands China Ltd.	1,472,800	5,700,941
SITC International Holdings Co. Ltd.	3,705,375	3,714,793
So-Young International, Inc. ADR (a)(c)	386,900	5,544,277
Sunny Optical Technology Group Co. Ltd.	498,200	9,378,654
TAL Education Group ADR (a)	344,668	26,942,698
Tencent Holdings Ltd.	1,792,940	122,992,486
Wuxi Biologics (Cayman), Inc. (a)(d)	752,000	15,485,749
Zai Lab Ltd. ADR (a)	128,800	9,802,968
ZTO Express (Cayman), Inc. sponsored ADR	104,900	3,886,545

TOTAL CAYMAN ISLANDS		475,214,289

China - 8.8%
Anhui Korrun Co. Ltd. (A Shares)	1,796,361	8,516,757
AVIC Jonhon OptronicTechnology Co. Ltd.	1,111,900	6,942,251
Bafang Electric Suzhou Co. Ltd. (A Shares)	12,355	282,644
Beijing Shiji Information Technology Co. Ltd. (A Shares)	1,347,100	7,097,471
China Jushi Co. Ltd. (A Shares)	4,046,118	8,028,254
Contemporary Amperex Technology Co. Ltd.	207,975	6,326,180
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	1,035,000	4,062,751
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	560,197	8,649,738
(H Shares) (a)	33,900	441,810
Jinyu Bio-Technology Co. Ltd. (A Shares)	3,104,311	12,991,095
Pharmaron Beijing Co. Ltd. (A Shares)	710,842	10,693,483
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	777,400	6,063,032
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,449,285	10,442,939
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	184,408	9,173,671
TravelSky Technology Ltd. (H Shares)	2,217,000	4,262,196
WuXi AppTec Co. Ltd. (H Shares) (c)(d)	971,460	14,627,741

TOTAL CHINA		118,602,013

France - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	22,100	9,610,035
Ubisoft Entertainment SA (a)	98,600	8,220,805

TOTAL FRANCE		17,830,840

Germany - 0.7%
Delivery Hero AG (a)(d)	84,600	9,742,231
Hong Kong - 1.8%
AIA Group Ltd.	1,713,450	15,450,082
Smoore International Holdings Ltd. (a)(d)	1,633,000	8,775,718

TOTAL HONG KONG		24,225,800

India - 11.5%
Asian Paints Ltd.	202,100	4,627,637
Aster DM Healthcare Ltd. (a)(d)	1,149,260	2,027,925
Bajaj Finance Ltd.	363,400	15,770,454
Eicher Motors Ltd.	27,687	7,627,118
HDFC Asset Management Co. Ltd. (d)	637,124	20,576,843
HDFC Bank Ltd.	742,138	10,236,571
HDFC Bank Ltd. sponsored ADR	119,700	5,595,975
Housing Development Finance Corp. Ltd.	599,964	14,269,966
Indian Energy Exchange Ltd. (d)	1,278,100	3,057,068
Kotak Mahindra Bank Ltd.	501,800	9,147,535
Maruti Suzuki India Ltd.	88,244	7,376,536
Mindspace Business Parks (a)(b)(e)	68,400	251,068
Mindspace Business Parks (a)(b)(e)	178,600	655,566
Oberoi Realty Ltd. (a)	872,953	4,076,965
Page Industries Ltd.	11,654	3,082,780
Reliance Industries Ltd. (a)	86,056	1,352,292
Reliance Industries Ltd.	1,290,854	35,615,647
TCNS Clothing Co. Ltd. (a)(d)	522,430	2,301,844
Titan Co. Ltd.	543,900	7,573,728

TOTAL INDIA		155,223,518

Indonesia - 1.5%
PT Bank Central Asia Tbk	5,396,077	11,558,250
PT Bank Rakyat Indonesia Tbk	41,775,055	9,074,180

TOTAL INDONESIA		20,632,430

Italy - 0.3%
Prada SpA (a)	1,152,000	4,444,318
Japan - 6.9%
BASE, Inc.	58,900	3,605,611
Capcom Co. Ltd.	182,100	7,104,747
Freee KK (a)(c)	321,700	14,481,135
Iriso Electronics Co. Ltd.	139,400	4,174,560
Lifenet Insurance Co. (a)(c)	181,200	2,199,632
Money Forward, Inc. (a)	263,300	17,734,911
Rakus Co. Ltd.	473,900	10,937,015
Square Enix Holdings Co. Ltd.	144,300	7,688,366
Uzabase, Inc. (a)	624,700	12,629,144
Yahoo! Japan Corp.	2,298,200	12,221,223

TOTAL JAPAN		92,776,344

Korea (South) - 8.6%
Kakao Corp.	54,900	15,769,530
LG Chemical Ltd.	34,193	16,240,717
Samsung Electronics Co. Ltd.	740,450	35,850,396
Samsung SDI Co. Ltd.	42,580	14,153,454
SK Hynix, Inc.	491,976	34,063,864

TOTAL KOREA (SOUTH)		116,077,961

Mauritius - 0.6%
MakeMyTrip Ltd. (a)(c)	535,085	8,331,273
Netherlands - 1.1%
ASML Holding NV (Netherlands)	19,955	7,094,754
NXP Semiconductors NV	59,900	7,040,047

TOTAL NETHERLANDS		14,134,801

Philippines - 0.3%
Jollibee Food Corp.	1,330,300	3,661,042
Switzerland - 0.9%
Compagnie Financiere Richemont SA Series A	185,430	11,511,701
Taiwan - 8.1%
eMemory Technology, Inc.	402,000	7,489,068
Taiwan Semiconductor Manufacturing Co. Ltd.	6,711,892	97,457,653
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	51,900	4,094,391

TOTAL TAIWAN		109,041,112

Thailand - 1.0%
Home Product Center PCL (For. Reg.)	13,329,433	6,666,853
Thai Beverage PCL	13,462,207	6,313,978

TOTAL THAILAND		12,980,831

United States of America - 6.5%
Advanced Micro Devices, Inc. (a)	103,900	8,044,977
ANSYS, Inc. (a)	30,900	9,597,540
Aspen Technology, Inc. (a)	71,200	6,924,912
DouYu International Holdings Ltd. ADR	498,213	6,705,947
Lam Research Corp.	21,517	8,115,352
Li Auto, Inc. ADR (a)	470,800	7,532,800
Micron Technology, Inc. (a)	564,200	28,241,031
New Frontier Health Corp. (a)(c)	463,500	3,939,750
ON Semiconductor Corp. (a)	416,800	8,586,080

TOTAL UNITED STATES OF AMERICA		87,688,389

Vietnam - 0.3%
Vietnam Dairy Products Corp.	869,500	4,014,260
TOTAL COMMON STOCKS
(Cost $843,145,197)		1,301,199,783

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 0.2%
Hong Kong - 0.2%
Antengene Corp. Series C1 (b)(f)	827,043	2,337,129
Nonconvertible Preferred Stocks - 1.1%
Korea (South) - 1.1%
Samsung Electronics Co. Ltd.	370,150	15,321,547
TOTAL PREFERRED STOCKS
(Cost $15,246,890)		17,658,676

Money Market Funds - 4.5%
Fidelity Cash Central Fund 0.14% (g)	19,486,994	19,492,841
Fidelity Securities Lending Cash Central Fund 0.13% (g)(h)	40,645,514	40,649,579
TOTAL MONEY MARKET FUNDS
(Cost $60,142,147)		60,142,420
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $918,534,234)		1,379,000,879
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(32,789,673)
NET ASSETS - 100%		$1,346,211,206

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,053,222 or 9.8% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,337,129 or 0.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Antengene Corp. Series C1	7/11/20	$2,337,129

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$105,886
Fidelity Securities Lending Cash Central Fund	349,548
Total	$455,434

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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